Share Capital - Share Issuance (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 CAD ($) $ / shares shares		Mar. 31, 2025 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Gross proceeds | $	$ 10,906		$ 0	[1]
ATM Program
Disclosure of classes of share capital [line items]
Gross proceeds	10,906	$ 7,891	0		$ 0
Commission	218	158	0		0
Net proceeds	$ 10,688	$ 7,733	$ 0		$ 0
Weighted average gross price of share issued | (per share)	$ 4.89	$ 3.57	$ 0		$ 0
Number of shares issued (in shares) | shares	2,210,785	2,210,785	0		0

[1]	Adjusted for discontinued operations (Note 6).